Cash and Deposits with Financial Institutions	12 Months Ended
Oct. 31, 2018
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Cash and Deposits with Financial Institutions

6	Cash and Deposits with Financial Institutions

As at October 31 ($ millions)	2018		2017
Cash and non-interest-bearing deposits with financial institutions	$8,997		$7,825
Interest-bearing deposits with financial institutions	53,272		51,838
Total	$62,269	(1)	$59,663

(1)	Net of impairment allowances of $3.

The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $8,886 million (2017 – $7,282 million).